UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22699

Nuveen Preferred and Income Term Fund

(Exact name of registrant as specified in charter)

   333 West Wacker Drive, Chicago, Illinois 60606

(Address of principal executive offices) (Zip code)

Kevin J. McCarthy—Vice President and Secretary
   333 West Wacker Drive, Chicago, Illinois 60606

(Name and address of agent for service)

Registrant’s telephone number, including area code:      312-917-7700

Date of fiscal year end:      7/31

Date of reporting period:      4/30/14

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

Portfolio of Investments (Unaudited)
Nuveen Preferred and Income Term Fund (JPI)
April 30, 2014

Shares	Description (1)	Coupon		Ratings (2)	Value
	LONG-TERM INVESTMENTS - 136.7% (100.0% of Total Investments)
	$25 PAR (OR SIMILAR) RETAIL PREFERRED - 44.9% (32.9% of Total Investments)
	Banks - 12.0%
138,200	AgriBank FCB, (4)	6.875%		A-	$ 14,398,713
487,466	Citigroup Inc.	7.125%		BB+	13,234,702
242,700	Citigroup Inc.	6.875%		BB+	6,511,641
80,500	City National Corporation	6.750%		BBB-	2,225,825
15,100	Countrywide Capital Trust III	7.000%		BB+	384,899
113,600	Fifth Third Bancorp.	6.625%		BBB-	3,017,216
125,000	PNC Financial Services	6.125%		BBB	3,357,500
98,653	Private Bancorp Incorporated	7.125%		N/A	2,503,813
87,100	Regions Financial Corporation	6.375%		BB	2,095,626
356,800	Regions Financial Corporation, (3)	6.375%		B1	8,866,480
153,800	Texas Capital Bancshares Inc.	6.500%		BB	3,729,650
38,800	U.S. Bancorp.	6.500%		BBB+	1,119,380
78,700	Wells Fargo & Company	5.850%		BBB+	1,995,045
53,200	Wells Fargo & Company	6.625%		BBB+	1,470,980
145,900	Zions Bancorporation	6.300%		BB	3,681,057
	Total Banks				68,592,527
	Capital Markets - 4.2%
16,894	Deutsche Bank Capital Funding Trust VIII	6.375%		BBB-	429,614
242,100	Goldman Sachs Group, Inc.	5.500%		BB+	5,720,823
525,200	Morgan Stanley	7.125%		BB+	14,337,960
7,000	Morgan Stanley	6.875%		BB+	186,130
139,800	State Street Corporation, (3)	5.900%		BBB+	3,629,208
	Total Capital Markets				24,303,735
	Consumer Finance - 0.7%
149,800	Discover Financial Services	6.500%		BB	3,774,960
	Diversified Financial Services - 4.9%
601,000	ING Groep N.V.	7.375%		BBB-	15,529,840
276,273	ING Groep N.V.	7.200%		BBB-	7,130,606
167,268	ING Groep N.V.	7.050%		BBB-	4,305,478
40,000	ING Groep N.V.	6.375%		BBB-	1,015,600
	Total Diversified Financial Services				27,981,524
	Diversified Telecommunication Services - 0.3%
62,000	Verizon Communications Inc.	5.900%		A-	1,554,340
	Food Products - 2.5%
340,000	CHS Inc.	7.875%		N/A	10,033,400
161,100	CHS Inc., (3)	7.875%		N/A	4,449,582
	Total Food Products				14,482,982
	Insurance - 10.2%
100,000	Aegon N.V.	6.500%		Baa1	2,544,000
15,000	Aegon N.V.	8.000%		Baa1	427,800
193,000	Arch Capital Group Limited	6.750%		BBB	4,958,170
432,500	Aspen Insurance Holdings Limited	5.950%		BBB-	10,916,300
59,200	Aspen Insurance Holdings Limited	7.250%		BBB-	1,569,984
177,623	Axis Capital Holdings Limited	6.875%		BBB	4,588,002
3,000	Delphi Financial Group, Inc., (4)	7.376%		BBB-	73,688
199,000	Endurance Specialty Holdings Limited	7.500%		BBB-	5,235,690
147,600	Hartford Financial Services Group Inc.	7.875%		BB+	4,414,716
137,900	Kemper Corporation	7.375%		Ba1	3,549,546
398,546	Maiden Holdings Limited	8.250%		BB	10,378,138
45,000	Maiden Holdings Limited	7.750%		BBB-	1,152,900
110,600	Montpelier Re Holdings Limited	8.875%		BBB-	2,976,246
205,000	Reinsurance Group of America Inc.	6.200%		BBB	5,555,500
	Total Insurance				58,340,680
	Oil, Gas & Consumable Fuels - 0.9%
198,600	Nustar Logistics Limited Partnership	7.625%		Ba2	5,284,746
	Thrifts & Mortgage Finance - 0.7%
172,400	Federal Agricultural Mortgage Corporation	6.875%		N/R	4,296,208
	U.S. Agency - 8.5%
100,000	Cobank Agricultural Credit Bank, (4)	11.000%		A-	5,250,000
173,800	Cobank Agricultural Credit Bank, 144A, (4)	6.250%		A-	17,765,627
252,600	Farm Credit Bank of Texas, 144A, (4)	6.750%		Baa1	26,009,919
	Total U.S. Agency				49,025,546
	Total $25 Par (or similar) Retail Preferred (cost $250,782,417)				257,637,248

Principal
Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value
	CONVERTIBLE BONDS - 0.4% (0.3% of Total Investments)
	Banks - 0.4%
$ 2,310	M&T Bank Corporation	6.450%	12/29/49	BBB	$ 2,413,950
$ 2,310	Total Convertible Bonds (cost $2,308,432)				2,413,950

Principal
Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value
	CORPORATE BONDS - 1.2% (0.9% of Total Investments)
	Insurance - 1.2%
$ 4,430	Nationwide Mutual Insurance Company, 144A, (5)	9.375%	8/15/39	A-	$ 6,799,647
$ 4,430	Total Corporate Bonds (cost $6,030,583)				6,799,647

Principal
Amount (000)/
Shares	Description (1)	Coupon	Maturity	Ratings (2)	Value
	$1,000 PAR (OR SIMILAR) INSTITUTIONAL PREFERRED - 90.2% (65.9% of Total Investments)
	Banks - 34.7%
4,910	Abbey National Capital Trust I	8.963%	N/A (6)	BBB-	$ 6,235,700
3,910	Banco Santander Finance	10.500%	N/A (6)	BB	4,051,738
17,505	Bank of America Corporation, (5)	8.000%	N/A (6)	BB+	19,824,413
2,000	Bank of America Corporation	8.125%	N/A (6)	BB+	2,271,000
4,000	Barclays Bank PLC, 144A	10.180%	6/12/21	A-	5,431,120
4,760	Barclays PLC	8.250%	N/A (6)	BB+	5,069,400
2,395	Citigroup Inc.	6.300%	N/A (6)	BB+	2,386,019
4,265	Commerzbank AG, 144A	8.125%	9/19/23	BB+	4,979,388
3,960	Credit Agricole SA	7.875%	N/A (6)	BB+	4,260,564
25,285	General Electric Capital Corporation	7.125%	N/A (6)	AA-	29,077,750
8,031	HSBC Capital Funding LP, Debt, 144A	10.176%	N/A (6)	BBB+	11,725,260
24,670	JPMorgan Chase & Company	7.900%	N/A (6)	BBB	27,877,100
10,905	JPMorgan Chase & Company	6.750%	N/A (6)	BBB	11,559,300
2,825	Lloyd’s Banking Group PLC	7.500%	N/A (6)	BB	2,952,125
2,000	PNC Financial Services Inc.	6.750%	N/A (6)	BBB	2,205,000
5,473	Royal Bank of Scotland Group PLC	7.648%	N/A (6)	BB	6,020,300
7,162	Societe Generale, Reg S	8.750%	N/A (6)	BBB-	7,534,424
5,405	Societe Generale, 144A	7.875%	N/A (6)	BB+	5,650,387
23,730	Wells Fargo & Company	7.980%	N/A (6)	BBB+	26,933,550
7,825	Wells Fargo & Company	5.900%	N/A (6)	BBB+	8,013,583
4,500	Zions Bancorporation	7.200%	N/A (6)	BB	4,682,250
	Total Banks				198,740,371
	Capital Markets - 3.2%
6,640	Credit Suisse Group AG	7.500%	N/A (6)	BB+	7,212,700
5,309	Credit Suisse Guernsey, Reg S	7.875%	2/24/41	BBB-	5,793,446
1,500	Deutsche Bank Capital Funding Trust V, 144A	4.901%	N/A (6)	BBB-	1,440,000
3,950	Goldman Sachs Group Inc.	5.700%	N/A (6)	BB+	4,033,938
	Total Capital Markets				18,480,084
	Diversified Financial Services - 10.0%
15,700	Agstar Financial Services Inc., 144A	6.750%	N/A (6)	BB	15,891,344
7,625	BNP Paribas, 144A	7.195%	N/A (6)	BBB	8,540,000
3,025	ING US Inc.	5.650%	5/15/53	Ba1	3,024,698
22,358	Rabobank Nederland, 144A	11.000%	N/A (6)	A-	29,791,369
	Total Diversified Financial Services				57,247,411
	Insurance - 37.9%
1,309	AG2R La Mondiale Vie, Reg S	7.625%	N/A (6)	BBB-	1,439,958
7,781	AIG Life Holdings Inc.	8.500%	7/01/30	BBB	10,257,054
13,740	Aviva PLC, Reg S	8.250%	N/A (6)	BBB	15,423,150
3,945	AXA SA	8.600%	12/15/30	A3	5,108,775
28,185	Catlin Insurance Company Limited, 144A	7.249%	N/A (6)	BBB+	29,030,550
2,640	Cloverie PLC Zurich Insurance, Reg S	8.250%	N/A (6)	A	3,064,380
2,500	CNP Assurances	7.500%	N/A (6)	BBB+	2,780,796
1,900	Dai-Ichi Mutual Life, 144A	7.250%	N/A (6)	A3	2,223,000
36,660	Financial Security Assurance Holdings, 144A	6.400%	12/15/66	BBB+	31,344,300
2,424	Friends Life Group PLC, Reg S	7.875%	N/A (6)	BBB+	2,666,400
20,435	Glen Meadows Pass Through Trust, 144A, (5)	6.505%	8/15/67	BB+	20,230,650
1,120	Great West Life & Annuity Insurance Capital LP II, 144A, (5)	7.153%	5/16/46	A-	1,159,200
780	Lincoln National Corporation, (5)	7.000%	5/17/66	BBB	809,406
12,935	MetLife Capital Trust X, 144A, (5)	9.250%	4/08/68	BBB	17,397,575
7,703	Provident Financing Trust I	7.405%	3/15/38	Baa3	8,588,845
3,325	Prudential Financial Inc.	5.875%	9/15/42	BBB+	3,499,563
5,000	Prudential PLC	7.750%	N/A (6)	A-	5,437,500
14,800	QBE Capital Funding Trust II, 144A	7.250%	5/24/41	BBB	15,873,000
28,226	Symetra Financial Corporation, 144A	8.300%	10/15/37	BBB-	29,637,300
10,915	White Mountain Re Group, 144A	7.506%	N/A (6)	BB+	11,498,156
	Total Insurance				217,469,558
	Machinery - 0.2%
1,095	Stanley Black & Decker Inc.	5.750%	12/15/53	BBB+	1,183,969
	Real Estate Investment Trust - 3.3%
15,298	Sovereign Real Estate Investment Trust, 144A	12.000%	10/31/50	Ba1	19,168,853
	Specialty Retail - 0.7%
3,500	Aquarius & Investments PLC fbo SwissRe, (5)	8.250%	N/A (6)	N/R	3,927,700
	U.S. Agency - 0.2%
752	Farm Credit Bank of Texas	10.000%	12/15/60	Baa1	919,081
	Total $1,000 Par (or similar) Institutional Preferred (cost $492,370,438)				517,137,027
	Total Long-Term Investments (cost $751,491,870)				783,987,872
	Borrowings - (39.2)% (7), (8)				(225,000,000)
	Other Assets Less Liabilities - 2.5% (9)				14,584,788
	Net Assets Applicable to Common Shares - 100%				$ 573,572,660

Investments in Derivatives as of April 30, 2014

Interest Rate Swaps outstanding:

		Fund			Fixed Rate			Unrealized
	Notional	Pay/Receive		Fixed Rate	Payment	Effective	Termination	Appreciation
Counterparty	Amount	Floating Rate	Floating Rate Index	(Annualized)	Frequency	Date (10)	Date	(Depreciation) (9)
JPMorgan	$ 84,375,000	Receive	1-Month USD-LIBOR	1.498%	Monthly	12/01/14	12/01/18	$ 798,706
JPMorgan	84,375,000	Receive	1-Month USD-LIBOR	1.995	Monthly	12/01/14	12/01/20	1,485,038
	$ 168,750,000							$ 2,283,744

Fair Value Measurements

Fair value is defined as the price that the Fund would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.

Level 1 - Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.

Level 2 - Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 - Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:

	Level 1	Level 2	Level 3	Total
Long-Term Investments:
$25 Par (or similar) Retail Preferred	$194,139,301	$63,497,947	$—	$257,637,248
Convertible Bonds	—	2,413,950	—	2,413,950
Corporate Bonds	—	6,799,647	—	6,799,647
$1,000 Par (or similar) Institutional Preferred	—	517,137,027	—	517,137,027
Investments in Derivatives:
Interest Rate Swaps*	—	2,283,744	—	2,283,744
Total	$194,139,301	$592,132,315	$—	$786,271,616

* Represents net unrealized appreciation (depreciation).

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to recognition of premium amortization, timing differences in the recognition of income on real estate investment trust (“REIT”) investments and timing differences in recognizing certain gains and losses on investment transactions. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

As of April 30, 2014, the cost of investments (excluding investments in derivatives) was $752,469,614.

Gross unrealized appreciation and gross unrealized depreciation of investments (excluding investments in derivatives) as of April 30, 2014, were as follows:

Gross unrealized:
Appreciation				$34,649,724
Depreciation				(3,131,466)

Net unrealized appreciation (depreciation) of investments				$31,518,258

For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.

(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to common shares unless otherwise noted.
(2)

Ratings: Using the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.

(3)	Non-income producing; issuer has not declared a dividend within the past twelve months.
(4)	For fair value measurement disclosure purposes, $25 Par (or similar) Retail Preferred classified as Level 2.
(5)	Investment, or portion of investment, is out on loan. The total value of investments out on loan as of the end of the reporting period was $47,331,900.
(6)	Perpetual security. Maturity date is not applicable.
(7)

The Fund may pledge up to 100% of its eligible investments in the Portfolio of Investments as collateral for Borrowings. As of the end of the reporting period, investments with a value of $507,091,033 have been pledged as collateral for Borrowings.

(8)	Borrowings as a percentage of Total Investments is 28.7%.
(9)

Other Assets Less Liabilities includes the Value and the Unrealized Appreciation (Depreciation) of derivative instruments as noted within Investments in Derivatives as of the end of the reporting period.

(10)	Effective date represents the date on which both the Fund and Counterparty commence interest payment accruals on each contract.
N/A	Not applicable.
144A

Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.

Reg S

Regulation S allows U.S. companies to sell securities to persons or entities located outside of the United States without registering those securities with the Securities and Exchange Commission. Specifically, Regulation S provides a safe harbor from the registration requirements of the Securities Act for the offers and sales of securities by both foreign and domestic issuers that are made outside the United States.

USD-LIBOR	United States Dollar - London Inter-Bank Offered Rate.

Item 2. Controls and Procedures.

a.                The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

b.                There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: EX-99 CERT Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Nuveen Preferred and Income Term Fund

By (Signature and Title)	/s/ Kevin J. McCarthy
Kevin J. McCarthy
Vice President and Secretary

Date: June 27, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Gifford R. Zimmerman
Gifford R. Zimmerman
Chief Administrative Officer (principal executive officer)

Date: June 27, 2014

By (Signature and Title)	/s/ Stephen D. Foy
Stephen D. Foy
Vice President and Controller (principal financial officer)

Date: June 27, 2014